Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in preparing the condensed consolidated financial statements:
	June 30, 2023	December 31, 2022	June 30, 2022
Period-end spot rate	US$1= RMB 7.2513	US$1= RMB 6.9646	US$1= RMB 6.7114
Average rate	US$1= RMB 6.9283	US$1= RMB 6.7261	US$1= RMB 6.4835

Schedule of Plants, Property and Equipment are Stated at Cost Less Accumulated Depreciation	Plants, property and equipment are stated at cost less accumulated depreciation. Depreciation of plants, property and equipment is provided using the straight-line method over their expected useful lives, as follows:
Building	30 years
Machines	10 years
Electronic equipment	3 years
Furniture, fixtures and equipment	3 years
Vehicle	3 years
Leasehold improvements	The shorter of useful life and lease term